Capital Lease Obligations (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2012
Capital Lease Obligations [Line Items]
Capital Lease Interest Expense	380	0	0	153
Minimum [Member]
Capital Lease Obligations [Line Items]
Capital Lease Term		4 years
Lease Payments Discount Rate				4.47%
Maximum [Member]
Capital Lease Obligations [Line Items]
Capital Lease Term		5 years
Lease Payments Discount Rate				6.31%